Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments [Abstract]
Commitments
27.	COMMITMENTS

Subcontracting agreements

The Group enters into contracts in the normal course of business with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes.  The Group’s agreements generally provide for termination with specified periods of advance notice. Such agreements are generally cancelable contracts and not included in the description of the Group’s contractual obligations and commitments.

In 2019, the Company signed a Memorandum of Understanding –(MoU) with one of its CMOs to be followed by an implementation contract with the CMO to set up a second supply and manufacture source of elafibranor.

The costs related to the transfer of technology required for the establishment of the second source of supply and manufacturing, as well as the costs of manufacturing the registration lots are borne by the CMO and serve as a basis for calculating the penalties that would be payable by the Group in certain cases of early termination of the MoU or its implementation contract. The amount of these penalties could reach a maximum of €1,360.

Deposits and guarantees

The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of€542 at December 31, 2019 and €455 at December 31, 2018 and €455 at December 31,2017.

Obligations in respect of the co-ownership of intellectual property rights

To date, the Company has not been required to license any third-party intellectual property to develop drug candidates and biomarker candidates that comprise its portfolio of proprietary programs and products.

The Company ensures, with regard to these programs, that the collaboration or subcontracting agreements that it is required to enter into, systematically stipulate that the results of the research are the Company's property. This is particularly the case for research consortia, in which the Group is associated with university laboratories and other biotechnology companies. It therefore holds all the intellectual property rights over its portfolio of proprietary programs and products.

27.	COMMITMENTS (continued)

On the other hand, the agreements signed in the framework of the Company's historical co-research alliances with partners in the pharmaceutical industry provided that the intellectual property rights of the drug candidates developed under these alliances belonged to the partners. These agreements also provided that the Company had intellectual property rights over the innovative technologies discovered on this occasion, even if it had to grant a royalty free and non-exclusive license to the industrial partner for the purpose of developing drug candidates discovered under the co-research programs.

To date, Sanofi remains the only industrial partner likely to still have exploitation rights on a drug candidate developed as part of its historical co-research alliance with the Company and therefore able to use on a royalty-free basis, but not exclusively, technologies developed by the Company under this program. The other historic partners have informed the Company of their decision not to exploit or stop exploiting the results of joint research. Nevertheless, to date, Sanofi has not communicated to the Company its desire to continue the development of this program despite the last research phase shared with the Company's teams having ended in May 2015.

Other liabilities

Pursuant to an agreement with effect from July 1, 2016, the Company decided to finance the creation by Pinnacle Clinical Research of a registry of NAFLD/NASH patients, which diseases are targeted by certain of the Company's drug and biomarker candidates. This donation, for a maximum amount of USD $1,582 is being paid over the course of the creation of the registry on the basis of reporting periods.

The Company's goal in supporting the creation of this registry was to contribute to the improvement of scientific and medical knowledge around NAFLD and NASH. As a result, the Company decided on December 22, 2016, with effect from December 31, 2016, to assign the benefit and obligations of this agreement to its endowment fund, The NASH Education Program TM . The NASH Education Program TM was created on November 3, 2016 with Genfit as its sole founding member to educate the medical community and patients on the lessons that can be learned from these patients, in accordance with its objectives.

In 2017, 2018 and 2019, the Company granted to The NASH Education Program TM endowment fund a donation of €1,808 and €959 and €45, respectively, so that The NASH Education Program TM could honor its obligations under the transfer of registry donation and carry out the other planned disease awareness activities to patients and doctors and the organization of the first International NASH Day, which took place in June 2018. In 2019, the organization of this event was transferred to a patients’ organization.